Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 05, 2013	Dec. 31, 2014 property	Dec. 31, 2013
Related Party Transaction [Line Items]
Percentage of organizational and offering costs		15.00%
Percentage of gross proceeds reimbursed from organizational and offering costs		3.50%
Sales commissions percentage		7.00%
Dealer manager fee percentage		3.00%
Reimbursement of organization and offering expenses percentage		3.50%
Organization and offering expenses gross offering percentage		15.00%
Number of days after primary public offering		60 days
Percentage of acquisition fees	2.50%	2.50%	2.50%
Expense Reimbursement, Percentage		0.50%
Percentage of purchase price of properties		0.60%
Percentage of contract purchase price		6.00%
Asset management fee percentage of average invested assets		0.75%
Average invested assets percentage		2.00%
Sales revenue goods percentage		25.00%
Operating expenses		$ 1.0	$ 0.6
Property management fees percentage		3.00%
Gross revenue percentage		1.00%
Construction management fee percentage		5.00%
Number of real estate		14
Investment Terms, Minimum Loan To Value Ratio		40.00%
Investment Opportunity, Amount		75
Subsidiary of Common Parent
Related Party Transaction [Line Items]
Investment Opportunity, Amount		35
Investment Opportunity, Aggregate Assets Required		$ 500